DISCLOSURE OF EMPLOYEES COST AND NUMBER OF EMPLOYEES EXPLANATORY (Details)	12 Months Ended
	Mar. 31, 2024 USD ($) Integer	Mar. 31, 2023 USD ($) Integer	Mar. 31, 2022 USD ($) Integer
IFRSStatementLineItems [Line Items]
Directors’ salaries	$ 2,039,447	$ 1,204,285	$ 707,385
Wages and salaries	612,076	548,328	323,186
Social security costs	11,386	151,967	84,449
Recruitment costs		13,750	14,259
Total employee benefits expense	$ 2,662,909	$ 1,918,330	$ 1,129,279
Total number of employees | Integer	7	8	7
Research and development [member]
IFRSStatementLineItems [Line Items]
Total number of employees | Integer	2	2	2
Corporate and administration [member]
IFRSStatementLineItems [Line Items]
Total number of employees | Integer	5	6	5